Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense									$ 17,143	$ 3,323	$ 3,205
Net interest income									54,719	51,108	43,974
Provision for loan losses	$ 405	$ 562	$ 375	$ 224	$ 583	$ 408	$ 410	$ 71
Noninterest income	6,126	6,774	6,403	3,611	5,522	6,793	7,328	7,046	22,914	26,689	24,919
Noninterest expense	14,568	14,255	13,619	13,702	14,991	13,455	14,243	13,341	56,144	56,030	51,127
Appraisal management fee expense									7,559	9,264	7,112
Total income tax	984	1,170	1,372	851	1,102	1,416	806	848	4,377	4,172	3,796
Net earnings	3,439	$ 4,127	$ 4,808	$ 3,172	4,147	$ 5,307	$ 3,217	$ 3,452	15,546	16,123	15,133
Total assets	1,635,910				1,620,927				1,635,910	1,620,927
Banking Operations [Member]
Interest income									71,830	54,416	47,171
Interest expense									16,066	2,796	2,930
Net interest income									55,764	51,620	44,241
Provision for loan losses									1,566	1,472	(1,163)
Noninterest income									13,322	15,012	16,014
Appraisal management fee income									0	0	0
Noninterest expense									46,519	44,433	42,239
Appraisal management fee expense									0	0	0
Total income tax									4,591	4,248	3,836
Net earnings									16,410	16,479	15,343
Total assets	1,631,767				1,617,212				1,631,767	1,617,212	1,620,933
CBRES [Member]
Interest income									0	0	0
Interest expense									0	0	0
Net interest income									0	0	0
Provision for loan losses									0	0	0
Noninterest income									0	14	15
Appraisal management fee income									9,592	11,663	8,890
Noninterest expense									1,436	1,695	1,163
Appraisal management fee expense									7,559	9,264	7,112
Total income tax									138	166	145
Net earnings									459	552	485
Total assets	3,681				3,227				3,681	3,227	2,692
Consolidated [Member]
Interest income									71,862	54,431	47,179
Interest expense									17,143	3,323	3,205
Net interest income									54,719	51,108	43,974
Provision for loan losses									1,566	1,472	(1,163)
Noninterest income									13,322	15,026	16,029
Appraisal management fee income									9,592	11,663	8,890
Noninterest expense									48,585	46,766	44,015
Appraisal management fee expense									7,559	9,264	7,112
Total income tax									4,377	4,172	3,796
Net earnings									15,546	16,123	15,133
Total assets	1,635,910				1,620,927				1,635,910	1,620,927	1,624,193
Other [Member]
Interest income									32	15	8
Interest expense									1,077	527	275
Net interest income									(1,045)	(512)	(267)
Provision for loan losses									0	0	0
Noninterest income									0	0	0
Appraisal management fee income									0	0	0
Noninterest expense									630	638	613
Appraisal management fee expense									0	0	0
Total income tax									(352)	(242)	(185)
Net earnings									(1,323)	(908)	(695)
Total assets	$ 462				$ 488				$ 462	$ 488	$ 568